Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
14 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	2022	2021
Trading liabilities	39,088	27,113
Non-trading derivatives	3,048	2,120
Designated at fair value through profit or loss	50,883	41,808
	93,019	71,041
Trading liabilities

Trading liabilities by type
in EUR million	2022	2021
Equity securities	935	322
Debt securities	1,291	753
Funds on deposit	5,993	7,513
Derivatives	30,869	18,525
	39,088	27,113
Non-trading derivatives

Non-trading derivatives by type
in EUR million	2022	2021
Derivatives used in:
- fair value hedges	244	270
- cash flow hedges	1,275	485
- hedges of net investments in foreign operations	83	88
Other non-trading derivatives	1,446	1,278
	3,048	2,120
Reference is made to Note 39 'Derivatives and hedge accounting' for information on derivatives used for hedge accounting.
Other non-trading derivatives mainly includes interest rate swaps and foreign currency swaps for hedging purposes, but for which no hedge accounting is applied.
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2022	2021
Debt securities	6,537	6,065
Funds entrusted	44,263	35,513
Subordinated liabilities	82	230
	50,883	41,808
As at 31 December 2022, the change in the fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk is EUR -75 million (2021: EUR 95 million) on a cumulative basis. This change has been determined as the amount of change in fair value of the financial liability that is not attributable to changes in market conditions that gave rise to market risk (i.e. mainly interest rate risk based on yield curves).
The amount that ING Group is contractually required to pay at maturity to the holders of financial liabilities designated at fair value through profit or loss excluding repurchase agreements (part of funds entrusted) is EUR 8,408 million (2021: EUR 6,853 million).
Funds entrusted include mainly repurchase agreements. In 2022, the balance increased to EUR 44,263 million as a result of rising customer demand.